Investments	9 Months Ended	12 Months Ended
	Jul. 03, 2016	Sep. 27, 2015
Investments [Abstract]
Investments in Debt and Marketable Equity Securities (and Certain Trading Assets) Disclosure [Text Block]
Investments
The Company holds investments primarily in marketable securities that are classified as either short- or long-term available-for-sale securities. The Company held the following investments at fair value as of the dates indicated (in millions):

	July 3, 2016	September 27, 2015
Short-term marketable securities - available-for-sale:
Asset-backed securities	$—	$10
Certificates of deposit	—	2
Corporate bonds	—	15
Municipal bonds	153	128
Total short-term marketable securities	$153	$155
Long-term marketable securities - available-for-sale:
Asset-backed securities	$—	$3
Corporate bonds	—	15
Municipal bonds	—	45
Total long-term marketable securities	$—	$63

Gross unrealized holding gains and losses were not material at July 3, 2016 or September 27, 2015. There were no available-for-sale securities in unrealized loss position at July 3, 2016. Available-for-sale securities totaling approximately $58 million were in unrealized loss positions at September 27, 2015. The aggregate value of available-for-sale securities in a continuous unrealized loss position for greater than 12 months was not material at September 27, 2015. The Company did not recognize any other-than-temporary impairments during the forty weeks ended July 3, 2016 or fiscal year ended September 27, 2015. The average effective maturity of the Company’s short-term available-for-sale securities was less than one month at July 3, 2016 and approximately seven months at September 27, 2015. The average effective maturity of the Company’s long-term available-for-sale securities was approximately 16 months at September 27, 2015.

At July 3, 2016 and September 27, 2015, the Company held approximately $14 million in equity interests which were accounted for using the cost method of accounting. In addition, the Company held approximately $7 million in equity interests which are measured at fair value at July 3, 2016. Equity interests accounted for using the equity method were not material at July 3, 2016 or September 27, 2015.

Investments
The Company holds investments primarily in marketable securities that are classified as either short- or long-term available-for-sale securities. The Company held the following investments at fair value as of the dates indicated (in millions):

	September 27, 2015	September 28, 2014
Short-term marketable securities - available-for-sale:
Asset-backed securities	$10	$9
Certificates of deposit	2	—
Commercial paper	—	33
Corporate bonds	15	56
Municipal bonds	128	455
Total short-term marketable securities	$155	$553
Long-term marketable securities - available-for-sale:
Asset-backed securities	$3	$4
Corporate bonds	15	41
Municipal bonds	45	75
Total long-term marketable securities	$63	$120

Gross unrealized holding gains and losses were not material at September 27, 2015 or September 28, 2014. Available-for-sale securities totaling approximately $58 million and $142 million were in unrealized loss positions at September 27, 2015 and September 28, 2014, respectively. The aggregate value of available-for-sale securities in a continuous unrealized loss position for greater than 12 months was not material at September 27, 2015 or September 28, 2014. The Company did not recognize any other-than-temporary impairments during the last three fiscal years. At September 27, 2015, the average effective maturity of the Company’s short- and long-term available-for-sale securities was approximately 7 months and 16 months, respectively, compared to approximately 6 months and 15 months, respectively, at September 28, 2014.

The Company held approximately $14 million and $10 million in equity interests that are accounted for using the cost method of accounting at September 27, 2015 and September 28, 2014, respectively. Equity interests accounted for using the equity method were not material at September 27, 2015 or September 28, 2014.